Equity Instruments at fair value through Profit or loss - Summary of Equity Instruments at Fair Value Through Profit or Loss (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	$ 2,616,728	$ 79,249
Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	2,606,107	70,410
Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	10,621	8,839
Prisma Medios de Pago SA [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	2,501,196
Other [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	592	2,752
Level 3 [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	2,607,294	69,850
Level 3 [member] | Prisma Medios de Pago SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	2,501,196
Level 3 [member] | Mercado Abierto Electrnico SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	51,954	38,578
Level 3 [member] | Matba Rofex SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	11,549
Level 3 [member] | Argentina Clearing SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	10,443	7,028
Level 3 [member] | COELSA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	9,605	7,424
Level 3 [member] | Mercado a Termino Rosario SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	9,189	5,635
Level 3 [member] | SEDESA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	6,972	6,115
Level 3 [member] | Provincanje SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	2,435	1,166
Level 3 [member] | Proin SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	1,478	789
Level 3 [member] | Sanatorio Las Lomas SA [member] | Local [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	694	923
Level 3 [member] | Sociedad de Telecomunicaciones Financieras Interbancarias Mundiales [member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	1,269	1,491
Level 1 [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	9,434	9,399
Level 1 [member] | Banco Latinoamericano de Comercio Exterior SA [member] | Foreign [member]
Disclosure of equity instruments at fair value through profit or loss [line items]
Equity Instruments at fair value through profit or loss	$ 9,352	$ 7,348